Reinsurance - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Reinsurance recoveries recognized	$ 14,700,000	$ 11,200,000
Reinsurance premium expense incurred	10,900,000	$ 10,300,000
Maximum
Effects of Reinsurance [Line Items]
Reinsurance stop loss limit per patient per year	200,000
Minimum
Effects of Reinsurance [Line Items]
Reinsurance stop loss limit per patient per year	$ 30,000